Offerings - Offering: 1	Aug. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value$0.0001 per share, issuable upon exercise of exercise of Warrants, Exchange Rights and Preferred Stock
Amount Registered | shares	56,545,954
Proposed Maximum Offering Price per Unit	3.45
Maximum Aggregate Offering Price	$ 195,083,541.3
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,941.04
Offering Note	Consists of (i) 39,149,080 shares of common stock issuable upon exercise of warrants and exchange rights, (ii) 1,159,110 additional shares issuable upon exercise of a warrant and (iii) 16,237,764 additional shares of common stock issuable upon exercise of preferred stock.
(2)Pursuant to Rule 457(c) under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $3.45, which is the average of the high and low prices of the common stock on the Nasdaq Capital Market on August 26, 2026, which date is a date within five business days prior to the filing of this registration statement.